Schedule of Short-term Debt (Details)	12 Months Ended
	Jan. 31, 2015 USD ($) $ / shares	Jan. 31, 2015 CAD
Promissory Notes Payable Schedule Of Short-term Debt 1	10.00%	10.00%
Promissory Notes Payable Schedule Of Short-term Debt 2	$ 0
Promissory Notes Payable Schedule Of Short-term Debt 3	75,000
Promissory Notes Payable Schedule Of Short-term Debt 4	309,062
Promissory Notes Payable Schedule Of Short-term Debt 5	41,667
Promissory Notes Payable Schedule Of Short-term Debt 6	$ 63,229
Promissory Notes Payable Schedule Of Short-term Debt 7	15.00%	15.00%
Promissory Notes Payable Schedule Of Short-term Debt 8	$ 37,500
Promissory Notes Payable Schedule Of Short-term Debt 9 | $ / shares	$ 4.00
Promissory Notes Payable Schedule Of Short-term Debt 10	$ 0
Promissory Notes Payable Schedule Of Short-term Debt 11	$ 309,062
Promissory Notes Payable Schedule Of Short-term Debt 12 | CAD		CAD 28,750
Promissory Notes Payable Schedule Of Short-term Debt 13 | CAD		3,125
Promissory Notes Payable Schedule Of Short-term Debt 14 | CAD		CAD 3,750
Promissory Notes Payable Schedule Of Short-term Debt 15	15.00%	15.00%
Promissory Notes Payable Schedule Of Short-term Debt 16	$ 3,450
Promissory Notes Payable Schedule Of Short-term Debt 17	14,668
Promissory Notes Payable Schedule Of Short-term Debt 18 | CAD		CAD 57,500
Promissory Notes Payable Schedule Of Short-term Debt 19 | CAD		CAD 9,583
Promissory Notes Payable Schedule Of Short-term Debt 20	0
Promissory Notes Payable Schedule Of Short-term Debt 21	43,250
Promissory Notes Payable Schedule Of Short-term Debt 22	0
Promissory Notes Payable Schedule Of Short-term Debt 23	(44,558)
Promissory Notes Payable Schedule Of Short-term Debt 24	3,450
Promissory Notes Payable Schedule Of Short-term Debt 25	397,422
Promissory Notes Payable Schedule Of Short-term Debt 26	(3,450)
Promissory Notes Payable Schedule Of Short-term Debt 27	(397,422)
Promissory Notes Payable Schedule Of Short-term Debt 28	0
Promissory Notes Payable Schedule Of Short-term Debt 29	$ 0